Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Operating Segment Information and Concentrations of Risk

17.  Operating Segment Information and Concentrations of Risk

During the first quarter of fiscal year 2017, the Company changed its reportable operating segments. Previously, the Company maintained three operating segments: (i) North America and Europe Fiber Cement; (ii) Asia Pacific Fiber Cement; and (iii) Research and Development. Beginning in the first quarter of fiscal year 2017, the Company replaced the North America and Europe Fiber Cement and Asia Pacific Fiber Cement segments with three new segments: (i) North America Fiber Cement; (ii) International Fiber Cement; and (iii) Other Businesses. There were no changes to the Research and Development segment. The Company has revised its historical segment information at 31 March 2016 and for the years ended 31 March 2016 and 31 March 2015 to be consistent with the current reportable segment structure. The change in reportable segments had no effect on the Company’s financial position, results of operations or cash flows for the periods presented.

The Company has reported its operating segment information in the format that the operating segment information is available to and evaluated by the CODM. The North America Fiber Cement segment manufactures fiber cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States and Canada. The International Fiber Cement segment includes all fiber cement products manufactured in Australia, New Zealand and the Philippines, and sold in Australia, New Zealand, Asia, the Middle East (Israel, Kuwait, Qatar and United Arab Emirates) and various Pacific Islands. This segment also includes product manufactured in the United States that is sold in Europe. The Other Businesses segment includes certain non-fiber cement manufacturing and sales activities in North America, including fiberglass windows. The Research and Development segment represents the cost incurred by the research and development centers. General Corporate costs primarily consist of Asbestos adjustments, officer and employee compensation and related benefits, professional and legal fees, administrative costs and rental expense, net of rental income, on the Company’s corporate offices.

Operating Segments

The following is the Company’s operating segment information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America Fiber Cement	$1,493.4	$1,335.0	$1,224.7
International Fiber Cement	411.8	379.4	418.4
Other Businesses	16.4	13.8	13.8

Worldwide total	$1,921.6	$1,728.2	$1,656.9

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America Fiber Cement[1]	$343.9	$352.2	$290.0
International Fiber Cement[1,6,7]	95.1	77.9	94.5
Other Businesses	(6.7)	(8.6)	(4.5)
Research and Development[1]	(25.5)	(23.9)	(26.0)

Segments total	406.8	397.6	354.0
General Corporate[2]	(13.6)	(43.6)	(19.0)

Total operating income	393.2	354.0	335.0
Net interest expense[3]	(27.5)	(25.6)	(7.5)
Other income (expense)	1.3	2.1	(4.9)

Worldwide total	$367.0	$330.5	$322.6

	Total Identifiable Assets 31 March
(Millions of US dollars)	2017	2016

North America Fiber Cement	$917.4	$889.7
International Fiber Cement	335.7	324.0
Other Businesses	28.4	27.7
Research and Development	12.3	13.6

Segments total	1,293.8	1,255.0
General Corporate [4,5]	718.9	774.4

Worldwide total	$2,012.7	$2,029.4

The following is the Company’s geographical information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America	$1,509.9	$1,348.8	$1,238.5
Australia	252.5	228.4	267.7
New Zealand	73.3	61.4	64.7
Other Countries	85.9	89.6	86.0

Worldwide total	$1,921.6	$1,728.2	$1,656.9

		Total Identifiable Assets 31 March
(Millions of US dollars)		2017	2016
North America		$953.1	$925.1
Australia		237.0	232.4
New Zealand		31.8	26.5
Other Countries		71.9	71.0

Segments total		1,293.8	1,255.0
General Corporate[4,5]		718.9	774.4

Worldwide total		$2,012.7	$2,029.4

1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America Fiber Cement	$6.2	$6.6	$6.1
International Fiber Cement	1.5	1.2	1.4
Research and Development[a]	22.6	21.7	24.2

	$30.3	$29.5	$31.7

a The Research and Development segment also included selling, general and administrative expenses of US$2.9 million, US$2.2 million and US$1.8 million in fiscal years 2017, 2016 and 2015, respectively.

2	The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
Asbestos adjustments	$40.4	$5.5	$33.4
AICF SG&A expenses	$(1.5)	$(1.7)	$(2.5)

3	The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest expense is net AICF interest expense (income) of US$1.1 million, US$0.3 million and US$(1.4) million in fiscal years 2017, 2016 and 2015, respectively.

4	The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate costs.

5	Asbestos-related assets at 31 March 2017 and 2016 are US$573.8 million and US$619.8 million, respectively, and are included in the General Corporate costs.

6	Included in the International Fiber Cement segment for the year ended 31 March 2016 was a gain on the sale of the Australian Pipes business of US$1.7 million.

7	Included in the International Fiber Cement segment are adjustments to the provision for New Zealand weathertightness claims.

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
New Zealand weathertightness claims (expense)/ benefit	$-	$(0.5)	$4.3

Concentrations of Risk

The distribution channels for the Company’s fiber cement products are concentrated. If the Company were to lose one or more of its major customers, there can be no assurance that the Company will be able to find a replacement. Therefore, the loss of one or more customers could have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.

We have one customer who contributes greater than 10% of our gross sales in each of the past three fiscal years.

This customer’s accounts receivable represented 9.1% and 8.1% of the Company’s accounts receivable at 31 March 2017 and 2016, respectively. The following is gross sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2017		2016		2015
		%		%		%
Customer A	$226.0	10.3%	$197.0	10.1%	$177.4	10.7%

Approximately 21%, 22% and 25% of the Company’s net sales in fiscal year 2017, 2016 and 2015, respectively, were from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.